Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2022
Depreciation And Amortisation Expense [Abstract]
Schedule of Depreciation, Amortization and Imapirment

	For the year ended March 31
Particulars	2020	2021	2022
Depreciation	9,347	8,973	6,023
Amortization	24,335	24,037	23,335
Impairment of intangible assets under development	-	-	138
Total	33,682	33,010	29,496